Going Concern - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liquidity Disclosure Going Concern [Abstract]
Net loss			$ 13,056,359	$ (17,248,524)	$ (38,956,582)	$ (23,230,902)	$ (21,727,818)	$ (9,561,280)
Accumulated deficit			(102,961,278)		(102,961,278)		(64,004,696)	(42,276,878)
Cash			7,303,711	$ 676,471	7,303,711	676,471	2,017,823	1,211,423	$ 1,143,009
Working capital			$ 4,200,000		$ 4,200,000
Proceeds from issuance of preferred stock	$ 21,700,000	$ 21,700,000				$ 6,569,886	$ 6,569,886	$ 1,160,000